Short-Term Borrowings And Long-Term Debt (Schedule Of Assets Pledged Against Liabilities) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Short-Term Borrowings And Long-Term Debt [Abstract]
Short-term borrowings	¥ 669	¥ 4,710
Current portion of long-term debt	12,800	7,345
Long-term debt	18,199	9,977
Total	¥ 31,668	¥ 22,032